UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02402

John Hancock Sovereign Bond Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Semiannual report
John Hancock
Bond Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
38	Financial statements
42	Financial highlights
49	Notes to financial statements
60	Evaluation of advisory and subadvisory agreements by the Board of Trustees
66	More information
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$994.10	$3.84	0.77%
	Hypothetical example	1,000.00	1,021.20	3.89	0.77%
Class C	Actual expenses/actual returns	1,000.00	990.60	7.32	1.47%
	Hypothetical example	1,000.00	1,017.70	7.42	1.47%
Class I	Actual expenses/actual returns	1,000.00	995.50	2.34	0.47%
	Hypothetical example	1,000.00	1,022.70	2.38	0.47%
Class R2	Actual expenses/actual returns	1,000.00	994.40	4.24	0.85%
	Hypothetical example	1,000.00	1,020.80	4.29	0.85%
Class R4	Actual expenses/actual returns	1,000.00	995.70	3.04	0.61%
	Hypothetical example	1,000.00	1,022.00	3.08	0.61%
Class R6	Actual expenses/actual returns	1,000.00	996.90	1.80	0.36%
	Hypothetical example	1,000.00	1,023.20	1.82	0.36%
Class NAV	Actual expenses/actual returns	1,000.00	996.90	1.75	0.35%
	Hypothetical example	1,000.00	1,023.30	1.77	0.35%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	5

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.7%				$11,695,655,296
(Cost $12,334,493,212)
U.S. Government 20.9%				4,631,500,002
U.S. Treasury
Bond	2.250	02-15-52	107,041,000	68,196,825
Bond	2.500	02-15-45	46,172,000	32,383,526
Bond	3.000	08-15-52	407,649,000	307,552,060
Bond	3.375	08-15-42	483,509,000	402,181,278
Bond	3.375	11-15-48	107,040,000	86,443,162
Bond	4.000	11-15-42	482,409,000	438,709,527
Bond	4.125	08-15-53	628,048,000	587,323,013
Bond	4.750	11-15-43	690,246,000	695,422,845
Note	4.375	08-15-26	180,000	179,332
Note	4.500	11-15-33	837,330,000	847,665,792
Note	4.875	10-31-28	123,418,000	126,445,598
Note	4.875	10-31-30	1,008,735,000	1,038,997,044
U.S. Government Agency 31.8%				7,064,155,294
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	59,602,793	52,544,260
15 Yr Pass Thru	4.500	11-01-37	18,150,800	17,719,774
15 Yr Pass Thru	4.500	12-01-37	12,105,782	11,818,308
15 Yr Pass Thru	4.500	01-01-38	12,731,653	12,429,316
15 Yr Pass Thru	4.500	02-01-38	40,312,785	39,330,286
30 Yr Pass Thru	2.000	09-01-50	118,759,818	93,675,511
30 Yr Pass Thru	2.000	03-01-52	62,882,343	49,482,505
30 Yr Pass Thru	2.500	09-01-50	26,935,015	22,104,791
30 Yr Pass Thru	2.500	08-01-51	60,822,419	50,048,257
30 Yr Pass Thru	2.500	11-01-51	45,812,388	37,611,224
30 Yr Pass Thru	2.500	12-01-51	14,743,685	12,035,214
30 Yr Pass Thru	3.000	03-01-43	3,120,064	2,763,603
30 Yr Pass Thru	3.000	12-01-45	10,359,125	9,052,620
30 Yr Pass Thru	3.000	05-01-46	1,853,955	1,617,236
30 Yr Pass Thru	3.000	10-01-46	4,269,767	3,709,910
30 Yr Pass Thru	3.000	10-01-46	3,302,400	2,874,674
30 Yr Pass Thru	3.000	10-01-46	5,884,565	5,124,008
30 Yr Pass Thru	3.000	10-01-46	43,987,103	38,370,667
30 Yr Pass Thru	3.000	12-01-46	33,178,186	28,890,032
30 Yr Pass Thru	3.000	12-01-46	7,923,025	6,889,101
30 Yr Pass Thru	3.000	04-01-47	21,886,720	19,010,067
30 Yr Pass Thru	3.000	09-01-49	11,642,197	9,981,664
30 Yr Pass Thru	3.000	10-01-49	14,502,676	12,443,215
30 Yr Pass Thru	3.000	12-01-49	13,623,137	11,671,547
30 Yr Pass Thru	3.000	01-01-50	12,138,291	10,410,793
6	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	02-01-50	7,509,442	$6,440,713
30 Yr Pass Thru	3.000	06-01-51	73,624,366	62,939,218
30 Yr Pass Thru	3.500	06-01-42	2,203,949	2,015,462
30 Yr Pass Thru	3.500	04-01-44	3,301,943	3,003,729
30 Yr Pass Thru	3.500	05-01-45	5,261,874	4,760,390
30 Yr Pass Thru	3.500	08-01-46	32,101,131	29,061,789
30 Yr Pass Thru	3.500	09-01-46	6,574,189	5,916,818
30 Yr Pass Thru	3.500	10-01-46	1,239,521	1,121,001
30 Yr Pass Thru	3.500	10-01-46	12,586,174	11,229,319
30 Yr Pass Thru	3.500	11-01-46	3,736,586	3,360,619
30 Yr Pass Thru	3.500	11-01-46	4,334,473	3,914,602
30 Yr Pass Thru	3.500	12-01-46	5,641,313	5,101,904
30 Yr Pass Thru	3.500	01-01-47	3,825,823	3,455,225
30 Yr Pass Thru	3.500	02-01-47	5,335,983	4,820,766
30 Yr Pass Thru	3.500	04-01-47	7,089,921	6,409,784
30 Yr Pass Thru	3.500	09-01-47	19,020,053	17,112,242
30 Yr Pass Thru	3.500	03-01-52	25,792,782	22,831,652
30 Yr Pass Thru	3.500	03-01-52	41,366,297	36,371,643
30 Yr Pass Thru	3.500	04-01-52	83,975,991	74,269,559
30 Yr Pass Thru	4.000	01-01-41	5,165,346	4,867,796
30 Yr Pass Thru	4.000	03-01-42	2,756,166	2,592,404
30 Yr Pass Thru	4.000	11-01-43	2,188,213	2,052,928
30 Yr Pass Thru	4.000	01-01-47	5,347,024	5,006,153
30 Yr Pass Thru	4.000	03-01-47	15,600,803	14,533,127
30 Yr Pass Thru	4.000	04-01-47	6,157,146	5,751,161
30 Yr Pass Thru	4.000	05-01-47	5,265,098	4,917,932
30 Yr Pass Thru	4.000	10-01-47	7,578,132	7,066,610
30 Yr Pass Thru	4.000	03-01-48	1,970,155	1,834,707
30 Yr Pass Thru	4.000	07-01-48	15,924,673	14,834,833
30 Yr Pass Thru	4.000	08-01-48	7,586,731	7,050,921
30 Yr Pass Thru	4.000	05-01-52	2,450,089	2,253,907
30 Yr Pass Thru	4.000	05-01-52	49,263,832	44,841,960
30 Yr Pass Thru	4.000	08-01-52	34,529,655	31,613,746
30 Yr Pass Thru	4.000	06-01-53	59,522,050	54,263,110
30 Yr Pass Thru	4.500	06-01-52	25,185,164	23,753,055
30 Yr Pass Thru	4.500	07-01-52	21,355,021	20,134,033
30 Yr Pass Thru	4.500	08-01-52	13,330,917	12,593,708
30 Yr Pass Thru	4.500	08-01-52	63,240,671	59,644,604
30 Yr Pass Thru	4.500	08-01-52	52,466,318	49,482,915
30 Yr Pass Thru	4.500	08-01-52	32,515,351	30,491,144
30 Yr Pass Thru	4.500	09-01-52	32,688,768	30,806,993
30 Yr Pass Thru	4.500	09-01-52	36,285,157	34,278,562
30 Yr Pass Thru	4.500	10-01-52	39,927,841	37,766,591
30 Yr Pass Thru	4.500	10-01-52	33,462,175	31,483,593
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	10-01-52	37,726,296	$35,640,005
30 Yr Pass Thru	4.500	12-01-52	22,803,993	21,469,871
30 Yr Pass Thru	4.500	12-01-52	92,229,283	87,273,047
30 Yr Pass Thru	4.500	03-01-53	51,789,661	48,565,553
30 Yr Pass Thru	4.500	04-01-53	21,800,538	20,565,997
30 Yr Pass Thru	4.500	08-01-53	68,461,800	64,477,912
30 Yr Pass Thru	4.500	08-01-53	15,986,358	15,046,098
30 Yr Pass Thru	5.000	08-01-52	40,692,149	39,560,769
30 Yr Pass Thru	5.000	10-01-52	51,646,155	50,161,798
30 Yr Pass Thru	5.000	10-01-52	38,472,639	37,102,402
30 Yr Pass Thru	5.000	11-01-52	41,234,482	39,752,993
30 Yr Pass Thru	5.000	12-01-52	19,407,114	18,806,883
30 Yr Pass Thru	5.000	12-01-52	38,519,013	37,411,942
30 Yr Pass Thru	5.000	12-01-52	4,725,331	4,557,034
30 Yr Pass Thru	5.000	12-01-52	32,283,039	31,375,372
30 Yr Pass Thru	5.000	01-01-53	63,805,781	61,533,281
30 Yr Pass Thru	5.000	01-01-53	37,719,278	36,384,713
30 Yr Pass Thru	5.000	04-01-53	40,952,928	39,657,525
30 Yr Pass Thru	5.000	06-01-53	48,302,081	46,699,495
30 Yr Pass Thru	5.000	06-01-53	61,898,263	59,998,358
30 Yr Pass Thru	5.000	07-01-53	11,553,056	11,176,785
30 Yr Pass Thru	5.000	07-01-53	47,111,347	45,606,422
30 Yr Pass Thru	5.000	08-01-53	77,224,793	74,806,189
30 Yr Pass Thru	5.000	08-01-53	58,093,446	56,274,017
30 Yr Pass Thru	5.500	11-01-39	1,986,581	2,024,247
30 Yr Pass Thru	5.500	09-01-52	42,731,010	42,472,415
30 Yr Pass Thru	5.500	11-01-52	44,764,792	44,409,955
30 Yr Pass Thru	5.500	03-01-53	50,557,792	50,125,437
30 Yr Pass Thru	5.500	06-01-53	40,676,282	40,417,410
30 Yr Pass Thru	5.500	07-01-53	47,217,069	46,931,325
30 Yr Pass Thru	5.500	09-01-53	11,806,957	11,683,849
30 Yr Pass Thru	6.000	08-01-53	3,759,961	3,794,317
30 Yr Pass Thru	6.000	09-01-53	76,506,924	77,320,759
30 Yr Pass Thru	6.000	10-01-53	21,350,902	21,542,658
30 Yr Pass Thru	6.000	10-01-53	85,384,102	86,511,163
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	60,853,104	53,646,503
15 Yr Pass Thru	2.500	01-01-36	65,673,611	59,881,488
15 Yr Pass Thru	4.500	11-01-37	34,941,010	34,209,541
15 Yr Pass Thru	4.500	11-01-37	22,582,047	22,045,793
15 Yr Pass Thru	4.500	02-01-38	34,981,244	34,128,685
30 Yr Pass Thru	2.000	09-01-50	19,151,299	15,106,185
30 Yr Pass Thru	2.500	08-01-50	25,387,413	20,906,121
30 Yr Pass Thru	2.500	08-01-50	28,058,794	23,158,570
8	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	09-01-50	113,740,534	$93,876,739
30 Yr Pass Thru	2.500	09-01-50	11,529,805	9,545,049
30 Yr Pass Thru	2.500	09-01-50	61,398,559	50,560,713
30 Yr Pass Thru	2.500	08-01-51	5,267,660	4,324,663
30 Yr Pass Thru	2.500	08-01-51	40,866,132	33,524,887
30 Yr Pass Thru	2.500	10-01-51	21,462,492	17,606,942
30 Yr Pass Thru	2.500	11-01-51	44,486,500	36,661,711
30 Yr Pass Thru	2.500	11-01-51	43,088,439	35,240,255
30 Yr Pass Thru	2.500	01-01-52	50,373,579	41,229,953
30 Yr Pass Thru	2.500	02-01-52	127,423,066	104,413,162
30 Yr Pass Thru	2.500	03-01-52	1,057,972	865,271
30 Yr Pass Thru	3.000	07-01-42	1,861,167	1,652,154
30 Yr Pass Thru	3.000	10-01-42	2,990,313	2,641,406
30 Yr Pass Thru	3.000	10-01-42	1,710,281	1,508,263
30 Yr Pass Thru	3.000	04-01-43	1,449,040	1,278,030
30 Yr Pass Thru	3.000	12-01-45	15,192,469	13,258,193
30 Yr Pass Thru	3.000	08-01-46	21,646,712	18,823,048
30 Yr Pass Thru	3.000	08-01-46	16,770,128	14,582,580
30 Yr Pass Thru	3.000	09-01-46	2,165,259	1,884,846
30 Yr Pass Thru	3.000	10-01-46	1,629,264	1,416,229
30 Yr Pass Thru	3.000	10-01-46	13,012,896	11,315,454
30 Yr Pass Thru	3.000	01-01-47	15,557,343	13,498,825
30 Yr Pass Thru	3.000	02-01-47	8,739,090	7,599,136
30 Yr Pass Thru	3.000	10-01-47	18,624,761	16,154,548
30 Yr Pass Thru	3.000	11-01-47	19,330,523	16,808,990
30 Yr Pass Thru	3.000	11-01-48	34,505,163	29,928,723
30 Yr Pass Thru	3.000	11-01-48	11,814,406	10,310,218
30 Yr Pass Thru	3.000	09-01-49	16,025,141	13,739,465
30 Yr Pass Thru	3.000	09-01-49	29,715,668	25,254,437
30 Yr Pass Thru	3.000	10-01-49	7,092,846	6,076,756
30 Yr Pass Thru	3.000	10-01-49	29,689,864	25,520,128
30 Yr Pass Thru	3.000	11-01-49	20,734,446	17,608,612
30 Yr Pass Thru	3.000	11-01-49	19,658,879	16,867,208
30 Yr Pass Thru	3.000	11-01-49	15,379,072	13,175,934
30 Yr Pass Thru	3.000	11-01-49	17,349,033	14,863,687
30 Yr Pass Thru	3.000	12-01-49	18,282,759	15,663,652
30 Yr Pass Thru	3.000	01-01-50	16,229,674	13,889,467
30 Yr Pass Thru	3.000	01-01-52	38,521,633	32,834,661
30 Yr Pass Thru	3.000	02-01-52	16,513,334	14,049,658
30 Yr Pass Thru	3.000	02-01-52	36,005,272	30,611,031
30 Yr Pass Thru	3.500	11-01-40	852,319	781,076
30 Yr Pass Thru	3.500	06-01-42	914,137	832,392
30 Yr Pass Thru	3.500	08-01-42	1,957,861	1,785,049
30 Yr Pass Thru	3.500	06-01-43	8,303,301	7,545,735
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-43	2,645,938	$2,400,518
30 Yr Pass Thru	3.500	07-01-43	2,617,436	2,376,993
30 Yr Pass Thru	3.500	01-01-45	1,842,343	1,675,453
30 Yr Pass Thru	3.500	04-01-45	5,547,481	5,012,020
30 Yr Pass Thru	3.500	04-01-45	1,420,680	1,283,551
30 Yr Pass Thru	3.500	04-01-45	6,637,753	5,997,055
30 Yr Pass Thru	3.500	01-01-46	15,662,358	14,165,259
30 Yr Pass Thru	3.500	02-01-46	10,255,934	9,246,767
30 Yr Pass Thru	3.500	07-01-46	6,719,442	6,039,362
30 Yr Pass Thru	3.500	07-01-46	3,614,003	3,248,226
30 Yr Pass Thru	3.500	08-01-46	16,660,609	15,042,059
30 Yr Pass Thru	3.500	02-01-47	19,020,107	17,136,674
30 Yr Pass Thru	3.500	03-01-47	22,098,853	19,931,269
30 Yr Pass Thru	3.500	05-01-47	13,296,704	12,021,573
30 Yr Pass Thru	3.500	07-01-47	25,315,246	22,855,913
30 Yr Pass Thru	3.500	08-01-47	17,256,946	15,591,248
30 Yr Pass Thru	3.500	11-01-47	21,089,353	18,935,112
30 Yr Pass Thru	3.500	12-01-47	10,238,104	9,163,504
30 Yr Pass Thru	3.500	01-01-48	15,862,963	14,197,974
30 Yr Pass Thru	3.500	03-01-48	4,022,877	3,614,461
30 Yr Pass Thru	3.500	03-01-48	8,916,377	7,966,575
30 Yr Pass Thru	3.500	03-01-49	2,689,664	2,407,355
30 Yr Pass Thru	3.500	06-01-49	16,308,846	14,556,285
30 Yr Pass Thru	3.500	06-01-49	49,936,340	44,679,376
30 Yr Pass Thru	3.500	09-01-49	4,847,937	4,314,854
30 Yr Pass Thru	3.500	12-01-49	21,195,800	18,868,403
30 Yr Pass Thru	3.500	02-01-50	23,729,022	21,116,051
30 Yr Pass Thru	3.500	02-01-52	23,303,956	20,788,770
30 Yr Pass Thru	3.500	02-01-52	34,880,845	30,625,658
30 Yr Pass Thru	3.500	04-01-52	31,323,066	27,668,303
30 Yr Pass Thru	3.500	04-01-52	21,454,950	18,954,948
30 Yr Pass Thru	4.000	09-01-40	2,355,638	2,220,416
30 Yr Pass Thru	4.000	09-01-40	3,291,606	3,104,810
30 Yr Pass Thru	4.000	11-01-40	1,136,907	1,072,253
30 Yr Pass Thru	4.000	12-01-40	1,419,312	1,337,780
30 Yr Pass Thru	4.000	01-01-41	2,217,322	2,089,226
30 Yr Pass Thru	4.000	09-01-41	2,939,209	2,762,919
30 Yr Pass Thru	4.000	09-01-41	1,242,880	1,169,822
30 Yr Pass Thru	4.000	10-01-41	965,225	907,430
30 Yr Pass Thru	4.000	01-01-42	1,396,330	1,313,470
30 Yr Pass Thru	4.000	05-01-42	1,878,702	1,764,557
30 Yr Pass Thru	4.000	09-01-43	3,738,707	3,502,212
30 Yr Pass Thru	4.000	10-01-43	3,667,227	3,433,748
30 Yr Pass Thru	4.000	10-01-43	1,372,315	1,284,382
10	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-44	2,786,303	$2,613,918
30 Yr Pass Thru	4.000	12-01-45	6,897,792	6,449,481
30 Yr Pass Thru	4.000	02-01-46	3,474,143	3,233,147
30 Yr Pass Thru	4.000	04-01-46	4,355,409	4,053,281
30 Yr Pass Thru	4.000	06-01-46	2,634,326	2,451,587
30 Yr Pass Thru	4.000	07-01-46	4,847,518	4,500,649
30 Yr Pass Thru	4.000	10-01-46	1,583,695	1,470,373
30 Yr Pass Thru	4.000	01-01-47	6,257,311	5,844,761
30 Yr Pass Thru	4.000	03-01-47	6,971,458	6,485,680
30 Yr Pass Thru	4.000	04-01-47	7,805,448	7,281,071
30 Yr Pass Thru	4.000	11-01-47	1,977,397	1,839,610
30 Yr Pass Thru	4.000	12-01-47	4,897,210	4,559,029
30 Yr Pass Thru	4.000	12-01-47	2,627,186	2,433,449
30 Yr Pass Thru	4.000	09-01-48	2,310,478	2,147,315
30 Yr Pass Thru	4.000	10-01-48	6,672,908	6,189,166
30 Yr Pass Thru	4.000	10-01-48	8,678,694	8,060,395
30 Yr Pass Thru	4.000	01-01-49	5,409,199	4,990,022
30 Yr Pass Thru	4.000	01-01-49	4,563,436	4,206,947
30 Yr Pass Thru	4.000	02-01-49	5,626,302	5,190,301
30 Yr Pass Thru	4.000	07-01-49	10,050,598	9,300,010
30 Yr Pass Thru	4.000	07-01-49	13,998,633	12,957,577
30 Yr Pass Thru	4.000	08-01-49	28,501,584	26,390,873
30 Yr Pass Thru	4.000	02-01-50	22,630,532	20,898,031
30 Yr Pass Thru	4.000	03-01-51	90,448,436	83,495,809
30 Yr Pass Thru	4.000	08-01-51	50,088,176	46,363,199
30 Yr Pass Thru	4.000	10-01-51	100,579,817	92,691,252
30 Yr Pass Thru	4.000	04-01-52	9,293,608	8,511,700
30 Yr Pass Thru	4.000	06-01-52	2,698,083	2,482,043
30 Yr Pass Thru	4.000	06-01-52	50,559,895	46,495,688
30 Yr Pass Thru	4.000	07-01-52	36,499,542	33,485,720
30 Yr Pass Thru	4.500	05-01-52	33,989,055	32,120,058
30 Yr Pass Thru	4.500	06-01-52	39,161,510	36,946,899
30 Yr Pass Thru	4.500	06-01-52	90,299,026	85,136,116
30 Yr Pass Thru	4.500	07-01-52	74,715,807	70,443,878
30 Yr Pass Thru	4.500	08-01-52	44,695,887	41,930,856
30 Yr Pass Thru	4.500	08-01-52	10,333,663	9,762,204
30 Yr Pass Thru	4.500	08-01-52	73,959,365	69,384,002
30 Yr Pass Thru	4.500	09-01-52	61,773,606	58,429,868
30 Yr Pass Thru	4.500	09-01-52	167,559,685	157,128,441
30 Yr Pass Thru	4.500	09-01-52	49,429,944	46,619,200
30 Yr Pass Thru	4.500	09-01-52	22,983,362	21,667,475
30 Yr Pass Thru	4.500	10-01-52	15,745,581	14,893,290
30 Yr Pass Thru	4.500	10-01-52	17,088,036	16,111,016
30 Yr Pass Thru	4.500	10-01-52	30,453,787	28,700,672
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	10-01-52	9,332,333	$8,798,021
30 Yr Pass Thru	4.500	10-01-52	38,858,535	36,621,589
30 Yr Pass Thru	4.500	11-01-52	31,060,014	29,281,707
30 Yr Pass Thru	4.500	11-01-52	7,769,862	7,329,863
30 Yr Pass Thru	4.500	11-01-52	14,449,765	13,622,459
30 Yr Pass Thru	4.500	11-01-52	19,315,417	18,203,498
30 Yr Pass Thru	4.500	12-01-52	41,823,263	39,415,649
30 Yr Pass Thru	4.500	02-01-53	34,316,511	32,468,650
30 Yr Pass Thru	4.500	03-01-53	15,872,603	14,943,994
30 Yr Pass Thru	4.500	03-01-53	34,233,188	32,187,622
30 Yr Pass Thru	4.500	05-01-53	19,952,097	18,822,232
30 Yr Pass Thru	4.500	06-01-53	20,366,200	19,136,511
30 Yr Pass Thru	4.500	08-01-53	33,519,376	31,505,987
30 Yr Pass Thru	5.000	06-01-52	25,348,486	24,461,520
30 Yr Pass Thru	5.000	07-01-52	66,335,973	64,014,817
30 Yr Pass Thru	5.000	07-01-52	44,302,043	42,751,875
30 Yr Pass Thru	5.000	08-01-52	29,655,901	28,770,664
30 Yr Pass Thru	5.000	09-01-52	100,486,235	96,907,327
30 Yr Pass Thru	5.000	10-01-52	43,765,549	42,425,628
30 Yr Pass Thru	5.000	10-01-52	42,776,470	41,266,315
30 Yr Pass Thru	5.000	11-01-52	40,353,521	39,193,725
30 Yr Pass Thru	5.000	12-01-52	38,527,854	37,348,289
30 Yr Pass Thru	5.000	01-01-53	7,785,807	7,566,902
30 Yr Pass Thru	5.000	01-01-53	32,898,829	31,943,006
30 Yr Pass Thru	5.000	01-01-53	79,187,330	76,342,256
30 Yr Pass Thru	5.000	04-01-53	9,137,237	8,848,213
30 Yr Pass Thru	5.000	04-01-53	34,049,605	32,972,564
30 Yr Pass Thru	5.000	04-01-53	9,208,076	8,931,198
30 Yr Pass Thru	5.000	05-01-53	77,460,064	75,082,505
30 Yr Pass Thru	5.000	05-01-53	33,906,052	32,808,652
30 Yr Pass Thru	5.000	05-01-53	56,364,904	54,687,682
30 Yr Pass Thru	5.000	07-01-53	90,296,028	87,468,047
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	5.372	07-01-33	226	229
30 Yr Pass Thru	5.500	10-01-52	46,071,421	45,706,227
30 Yr Pass Thru	5.500	12-01-52	39,016,100	38,779,986
30 Yr Pass Thru	5.500	12-01-52	70,898,616	70,469,559
30 Yr Pass Thru	5.500	12-01-52	1,985,572	1,973,555
30 Yr Pass Thru	5.500	12-01-52	46,425,693	46,057,690
30 Yr Pass Thru	5.500	12-01-52	26,920,940	26,884,214
30 Yr Pass Thru	5.500	12-01-52	25,698,278	25,494,575
30 Yr Pass Thru	5.500	12-01-52	1,721,446	1,702,421
30 Yr Pass Thru	5.500	12-01-52	27,129,287	26,965,109
12	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	04-01-53	15,369,416	$15,209,164
30 Yr Pass Thru	5.500	04-01-53	27,100,811	26,758,956
30 Yr Pass Thru	5.500	05-01-53	58,233,476	57,735,481
30 Yr Pass Thru	6.000	12-01-52	34,107,958	34,600,815
30 Yr Pass Thru	7.000	09-01-31	93	97
30 Yr Pass Thru	7.000	09-01-31	28	29
30 Yr Pass Thru	7.000	09-01-31	1,035	1,079
30 Yr Pass Thru	7.000	01-01-32	41	43
30 Yr Pass Thru	7.000	06-01-32	15	15
30 Yr Pass Thru	7.500	09-01-29	23	23
30 Yr Pass Thru	7.500	12-01-29	25	26
30 Yr Pass Thru	7.500	01-01-31	11	12
30 Yr Pass Thru	7.500	05-01-31	83	87
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,282	1,262
30 Yr Pass Thru	5.000	04-15-35	607	597
30 Yr Pass Thru	5.500	03-15-35	839	847
30 Yr Pass Thru	6.000	03-15-33	1,214	1,238
30 Yr Pass Thru	6.000	06-15-33	368	375
30 Yr Pass Thru	6.500	09-15-28	46	47
30 Yr Pass Thru	6.500	09-15-29	56	57
30 Yr Pass Thru	6.500	08-15-31	84	85
30 Yr Pass Thru	7.000	04-15-29	304	310

30 Yr Pass Thru	8.000	10-15-26	133	135
Corporate bonds 37.0%				$8,203,943,021
(Cost $8,938,970,219)
Communication services 2.9%				643,042,365
Diversified telecommunication services 0.5%
C&W Senior Financing DAC (B)	6.875	09-15-27	18,344,000	16,738,350
Connect Finco SARL (B)	6.750	10-01-26	22,977,000	22,054,641
GCI LLC (B)	4.750	10-15-28	19,046,000	17,099,118
Telesat Canada (B)(C)	5.625	12-06-26	8,065,000	4,879,325
Total Play Telecomunicaciones SA de CV (B)	6.375	09-20-28	17,481,000	8,024,135
Total Play Telecomunicaciones SA de CV (B)(C)	7.500	11-12-25	30,937,000	18,277,648
Zayo Group Holdings, Inc. (B)(C)	4.000	03-01-27	14,831,000	11,315,546
Zayo Group Holdings, Inc. (B)(C)	6.125	03-01-28	13,760,000	9,237,482
Entertainment 0.7%
Netflix, Inc.	4.875	04-15-28	33,008,000	32,711,892
Netflix, Inc. (B)	5.375	11-15-29	6,259,000	6,299,941
Netflix, Inc.	5.875	11-15-28	32,460,000	33,385,954
WarnerMedia Holdings, Inc.	4.279	03-15-32	20,340,000	17,943,199
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
WarnerMedia Holdings, Inc.	5.050	03-15-42	10,477,000	$8,650,151
WarnerMedia Holdings, Inc.	5.141	03-15-52	60,780,000	48,579,066
WMG Acquisition Corp. (B)	3.875	07-15-30	9,955,000	8,670,985
Interactive media and services 0.1%
Match Group Holdings II LLC (B)(C)	3.625	10-01-31	5,958,000	4,870,665
Match Group Holdings II LLC (B)	4.125	08-01-30	14,047,000	12,223,559
Media 1.0%
Charter Communications Operating LLC	4.200	03-15-28	40,895,000	38,484,588
Charter Communications Operating LLC	5.750	04-01-48	46,207,000	38,979,375
Charter Communications Operating LLC	6.384	10-23-35	32,905,000	32,304,749
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30	12,883,000	10,679,342
LCPR Senior Secured Financing DAC (B)	5.125	07-15-29	8,324,000	6,987,463
News Corp. (B)	3.875	05-15-29	15,978,000	14,134,718
Paramount Global	4.200	05-19-32	7,655,000	6,472,253
Paramount Global	4.375	03-15-43	15,703,000	10,695,927
Paramount Global	4.950	05-19-50	31,931,000	23,488,879
Sirius XM Radio, Inc. (B)	4.000	07-15-28	15,524,000	13,870,560
Sirius XM Radio, Inc. (B)	5.000	08-01-27	26,970,000	25,623,907
Wireless telecommunication services 0.6%
Millicom International Cellular SA (B)	6.250	03-25-29	14,440,500	13,345,226
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	2,952,096
T-Mobile USA, Inc.	3.875	04-15-30	76,604,000	70,361,924
T-Mobile USA, Inc.	5.650	01-15-53	21,659,000	21,156,477
Vodafone Group PLC	5.625	02-10-53	12,888,000	12,248,967
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,093,000	20,294,257
Consumer discretionary 3.4%				762,494,590
Automobile components 0.0%
Dealer Tire LLC (B)	8.000	02-01-28	7,968,000	7,554,062
Automobiles 1.6%
Ford Motor Company	3.250	02-12-32	12,651,000	10,090,688
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	3,942,544
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	11,346,341
Ford Motor Credit Company LLC	4.125	08-17-27	29,632,000	27,383,548
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	36,120,129
Ford Motor Credit Company LLC	6.800	05-12-28	67,328,000	68,498,649
General Motors Company (C)	5.400	10-15-29	27,779,000	27,368,401
General Motors Company	5.400	04-01-48	11,218,000	9,508,817
General Motors Financial Company, Inc.	2.400	10-15-28	54,508,000	46,718,605
General Motors Financial Company, Inc.	3.600	06-21-30	68,640,000	60,139,562
14	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (B)	2.375	10-15-27	10,962,000	$9,655,960
Nissan Motor Acceptance Company LLC (B)	1.850	09-16-26	28,574,000	25,218,883
Nissan Motor Acceptance Company LLC (B)	2.000	03-09-26	12,989,000	11,766,586
Broadline retail 0.1%
Macy’s Retail Holdings LLC (B)(C)	5.875	04-01-29	8,087,000	7,600,971
Macy’s Retail Holdings LLC (B)(C)	5.875	03-15-30	7,187,000	6,522,203
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	13,210,000	11,846,794
Distributors 0.0%
LKQ Corp.	5.750	06-15-28	7,767,000	7,706,797
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (B)	7.125	07-31-26	7,957,000	7,728,634
Sotheby’s (B)	7.375	10-15-27	8,763,000	8,036,160
Hotels, restaurants and leisure 0.8%
Booking Holdings, Inc.	4.625	04-13-30	25,193,000	24,597,466
CCM Merger, Inc. (B)	6.375	05-01-26	8,345,000	8,011,958
Choice Hotels International, Inc.	3.700	12-01-29	10,444,000	8,943,357
Choice Hotels International, Inc.	3.700	01-15-31	12,352,000	10,236,978
Full House Resorts, Inc. (B)(C)	8.250	02-15-28	9,403,000	8,448,313
Hilton Grand Vacations Borrower Escrow LLC (B)	5.000	06-01-29	16,411,000	14,493,948
Jacobs Entertainment, Inc. (B)	6.750	02-15-29	7,277,000	6,521,793
MGM Resorts International	4.750	10-15-28	29,156,000	26,970,882
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	19,995,000	17,812,198
Mohegan Tribal Gaming Authority (B)	8.000	02-01-26	15,155,000	14,188,869
Resorts World Las Vegas LLC (B)	4.625	04-16-29	19,445,000	16,517,361
Resorts World Las Vegas LLC (B)	4.625	04-06-31	8,500,000	6,560,271
Resorts World Las Vegas LLC (B)	8.450	07-27-30	15,200,000	15,037,244
Travel + Leisure Company (B)	4.625	03-01-30	8,807,000	7,552,003
Household durables 0.2%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	9,654,000	8,140,839
Century Communities, Inc. (B)	3.875	08-15-29	14,250,000	12,368,694
KB Home	4.000	06-15-31	15,888,000	13,438,416
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	8,069,885
Specialty retail 0.5%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	3,401,000	3,062,946
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	12,964,804
AutoNation, Inc.	4.750	06-01-30	22,078,000	20,484,038
Group 1 Automotive, Inc. (B)	4.000	08-15-28	8,738,000	7,874,582
Lithia Motors, Inc. (B)	3.875	06-01-29	7,350,000	6,479,172
Lithia Motors, Inc. (B)	4.375	01-15-31	7,350,000	6,334,012
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Lithia Motors, Inc. (B)	4.625	12-15-27	3,675,000	$3,415,733
The Michaels Companies, Inc. (B)(C)	5.250	05-01-28	22,229,000	16,225,614
The Michaels Companies, Inc. (B)	7.875	05-01-29	20,540,000	11,676,579
Valvoline, Inc. (B)	3.625	06-15-31	21,112,000	17,311,840
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	13,142,000	13,322,605
Tapestry, Inc.	7.850	11-27-33	10,514,000	10,677,856
Consumer staples 0.9%				210,271,400
Beverages 0.1%
Anheuser-Busch Companies LLC	4.700	02-01-36	27,450,000	26,157,260
Food products 0.8%
Coruripe Netherlands BV (B)	10.000	02-10-27	10,400,000	7,904,000
JBS USA LUX SA	3.625	01-15-32	19,134,000	15,657,448
JBS USA LUX SA	3.750	12-01-31	5,619,000	4,656,079
JBS USA LUX SA	5.125	02-01-28	11,564,000	11,227,050
JBS USA LUX SA	5.750	04-01-33	32,031,000	30,247,783
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	37,920,238
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,556,210
MARB BondCo PLC (B)	3.950	01-29-31	26,902,000	20,770,227
NBM US Holdings, Inc. (B)	6.625	08-06-29	23,063,000	21,629,805
Pilgrim’s Pride Corp.	6.250	07-01-33	22,897,000	22,545,300
Energy 5.4%				1,189,154,922
Oil, gas and consumable fuels 5.4%
Aker BP ASA (B)	3.100	07-15-31	11,396,000	9,431,852
Aker BP ASA (B)	3.750	01-15-30	7,230,000	6,427,218
Aker BP ASA (B)	4.000	01-15-31	37,303,000	33,045,311
Antero Midstream Partners LP (B)	5.375	06-15-29	16,047,000	15,027,104
Antero Resources Corp. (B)	5.375	03-01-30	5,836,000	5,466,116
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,017,000	19,314,184
Ascent Resources Utica Holdings LLC (B)	8.250	12-31-28	3,840,000	3,843,398
Cheniere Energy Partners LP	4.000	03-01-31	31,837,000	28,083,669
Cheniere Energy Partners LP	4.500	10-01-29	31,736,000	29,606,533
Civitas Resources, Inc. (B)	8.625	11-01-30	10,763,000	11,147,487
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	8,524,000	8,558,137
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	13,221,000	13,340,936
Continental Resources, Inc. (B)	2.875	04-01-32	16,245,000	12,724,653
Continental Resources, Inc.	4.900	06-01-44	15,589,000	12,005,550
Continental Resources, Inc. (B)	5.750	01-15-31	15,944,000	15,473,813
16	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	22,814,000	$20,057,640
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	26,036,109
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	22,368,000	19,974,172
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,861,000	13,905,023
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,461,000	5,621,716
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,574,000	9,759,845
Energy Transfer LP	4.200	04-15-27	15,075,000	14,412,060
Energy Transfer LP	5.150	03-15-45	24,013,000	20,810,090
Energy Transfer LP	5.250	04-15-29	24,975,000	24,532,719
Energy Transfer LP	5.400	10-01-47	27,635,000	24,327,391
Energy Transfer LP	5.500	06-01-27	23,511,000	23,480,827
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	44,447,000	41,619,784
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	36,220,000	32,071,733
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	42,999,000	39,407,887
EQM Midstream Partners LP (B)	7.500	06-01-27	2,859,000	2,922,147
EQM Midstream Partners LP (B)	7.500	06-01-30	1,610,000	1,661,386
Hess Midstream Operations LP (B)	4.250	02-15-30	5,230,000	4,677,451
Hess Midstream Operations LP (B)	5.500	10-15-30	2,295,000	2,165,860
Kinder Morgan Energy Partners LP	7.750	03-15-32	13,070,000	14,354,008
Leviathan Bond, Ltd. (B)	6.500	06-30-27	29,476,000	27,664,228
Leviathan Bond, Ltd. (B)	6.750	06-30-30	4,949,000	4,485,714
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	18,078,397	13,787,128
MPLX LP	4.125	03-01-27	5,490,000	5,273,793
MPLX LP	4.250	12-01-27	15,703,000	15,010,198
MPLX LP (C)	4.950	09-01-32	13,328,000	12,621,176
MPLX LP	5.000	03-01-33	13,702,000	12,931,176
Occidental Petroleum Corp.	6.450	09-15-36	21,389,000	21,904,261
Occidental Petroleum Corp.	6.600	03-15-46	11,040,000	11,313,461
Occidental Petroleum Corp.	6.625	09-01-30	28,848,000	29,844,410
ONEOK, Inc.	5.650	11-01-28	10,600,000	10,670,041
ONEOK, Inc.	6.050	09-01-33	39,753,000	40,466,847
ONEOK, Inc.	6.625	09-01-53	25,389,000	26,660,103
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	5.650	05-15-28	8,045,000	$8,020,612
Ovintiv, Inc.	6.250	07-15-33	8,068,000	8,042,821
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,044,961
Parkland Corp. (B)	4.500	10-01-29	12,267,000	10,928,150
Parkland Corp. (B)	4.625	05-01-30	11,791,000	10,523,468
Petroleos Mexicanos	7.690	01-23-50	44,198,000	29,361,141
Petroleos Mexicanos	8.750	06-02-29	10,862,000	9,987,496
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,496,000	12,893,302
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,088,000	37,846,834
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,695,761
Southwestern Energy Company	4.750	02-01-32	9,065,000	8,084,692
Sunoco LP	4.500	04-30-30	17,216,000	15,472,731
Targa Resources Corp.	4.950	04-15-52	29,927,000	24,550,286
Targa Resources Corp.	6.150	03-01-29	21,618,000	22,084,608
Targa Resources Partners LP	4.000	01-15-32	24,529,000	21,319,380
The Williams Companies, Inc.	3.750	06-15-27	22,304,000	21,142,178
The Williams Companies, Inc.	4.650	08-15-32	19,032,000	17,837,018
Var Energi ASA (B)	7.500	01-15-28	4,485,000	4,627,713
Var Energi ASA (B)	8.000	11-15-32	45,544,000	48,927,464
Venture Global Calcasieu Pass LLC (B)	3.875	08-15-29	6,386,000	5,599,608
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31	10,687,000	9,218,335
Venture Global LNG, Inc. (B)	9.500	02-01-29	22,168,000	22,872,835
Western Midstream Operating LP	4.050	02-01-30	21,744,000	19,705,932
Western Midstream Operating LP	6.150	04-01-33	5,402,000	5,441,251
Financials 10.4%				2,302,264,882
Banks 6.7%
Banco Santander SA	4.379	04-12-28	25,889,000	24,266,539
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	36,771,000	31,616,032
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	41,379,000	34,383,799
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	69,628,000	56,567,189
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	33,231,000	28,035,003
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	29,211,000	27,366,733
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (D)	6.300	03-10-26	38,777,000	38,464,543
18	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (D)	4.375	03-15-28	25,632,000	$18,887,893
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	12,203,000	11,386,783
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)(D)	9.250	11-17-27	10,002,000	10,500,870
BPCE SA (B)	4.500	03-15-25	26,504,000	25,766,317
Citigroup, Inc.	3.200	10-21-26	39,653,000	37,359,594
Citigroup, Inc.	4.600	03-09-26	40,997,000	40,030,551
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (D)	4.700	01-30-25	32,150,000	29,198,254
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	28,013,000	27,797,779
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (D)	6.250	08-15-26	27,864,000	27,059,856
Citizens Financial Group, Inc.	3.250	04-30-30	38,053,000	31,734,806
Credit Agricole SA (B)	3.250	01-14-30	43,824,000	37,218,384
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	27,009,000	27,527,246
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(D)	7.875	01-23-24	16,019,000	16,035,019
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	8.689	01-02-24	16,052,000	14,885,630
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (D)	6.375	03-30-25	7,004,000	6,753,356
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	15,865,000	15,889,635
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	11,344,000	11,379,075
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,245,000	6,959,692
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	41,872,000	35,124,874
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	37,967,000	32,313,842
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (D)	4.600	02-01-25	28,722,000	27,568,666
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	22,139,000	21,731,980
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)(D)	5.125	11-01-26	10,483,000	8,450,346
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	$12,169,094
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	28,042,000	26,635,579
NatWest Markets PLC (B)	1.600	09-29-26	35,700,000	32,006,117
Popular, Inc.	7.250	03-13-28	19,807,000	19,826,807
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	23,584,000	21,128,189
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	49,887,320
Santander Holdings USA, Inc.	3.450	06-02-25	45,516,000	43,665,997
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	10,873,582
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	22,339,000	17,003,580
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)	6.221	06-15-33	14,339,000	13,443,803
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)	6.446	01-10-29	41,371,000	41,743,708
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (D)	3.400	09-15-26	37,637,000	28,846,141
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	40,588,000	40,299,377
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	23,767,000	23,671,859
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,414,000	16,929,068
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (A)(D)	8.679	03-01-24	14,899,000	14,824,262
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	24,103,000	23,469,166
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	15,833,000	16,552,579
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	27,058,000	26,641,321
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	26,352,000	27,160,820
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	65,530,000	58,889,315
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	52,009,000	44,746,807
20	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	63,216,000	$52,913,121
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (D)	5.875	06-15-25	66,007,000	65,019,944
Capital markets 2.6%
Ares Capital Corp.	2.150	07-15-26	27,532,000	24,651,874
Ares Capital Corp.	2.875	06-15-28	20,575,000	17,552,649
Ares Capital Corp. (C)	3.250	07-15-25	12,452,000	11,787,584
Ares Capital Corp.	3.875	01-15-26	20,967,000	19,862,838
Blackstone Private Credit Fund	2.350	11-22-24	24,290,000	23,343,701
Blackstone Private Credit Fund	2.700	01-15-25	18,807,000	18,004,649
Blackstone Private Credit Fund	3.250	03-15-27	5,483,000	4,874,189
Blackstone Private Credit Fund	4.000	01-15-29	27,133,000	23,814,702
Blackstone Private Credit Fund (B)	7.300	11-27-28	11,097,000	11,073,023
Deutsche Bank AG (2.311% to 11-16-26, then Overnight SOFR + 1.219%)	2.311	11-16-27	22,438,000	20,053,052
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	29,929,000	22,902,401
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	16,614,000	16,926,593
Jefferies Financial Group, Inc.	5.875	07-21-28	19,804,000	19,653,529
Lazard Group LLC	4.375	03-11-29	24,053,000	22,559,032
Macquarie Bank, Ltd. (B)	3.624	06-03-30	17,809,000	14,925,131
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	14,771,000	11,551,239
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	40,882,000	30,866,734
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	5,436,000	5,160,545
Morgan Stanley (5.123% to 2-1-28, then Overnight SOFR + 1.730%)	5.123	02-01-29	10,744,000	10,575,207
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	33,141,000	32,590,235
Morgan Stanley (5.449% to 7-20-28, then Overnight SOFR + 1.630%)	5.449	07-20-29	16,438,000	16,375,662
MSCI, Inc. (B)	3.625	11-01-31	28,632,000	24,373,783
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	27,090,000	26,988,543
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	26,900,000	27,304,233
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	76,569,000	61,700,291
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	29,672,000	$23,674,096
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,003,000	16,153,403
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (B)(D)	9.250	11-13-28	12,502,000	13,061,802
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	9,321,000	9,879,570
Consumer finance 0.3%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	21,430,000	21,543,624
Ally Financial, Inc. (C)	7.100	11-15-27	14,730,000	15,020,390
Discover Financial Services	4.100	02-09-27	8,970,000	8,327,647
OneMain Finance Corp.	9.000	01-15-29	9,157,000	9,443,991
Financial services 0.2%
Block, Inc. (C)	3.500	06-01-31	8,050,000	6,737,093
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	10,737,000	10,310,913
Nationstar Mortgage Holdings, Inc. (B)	5.125	12-15-30	6,356,000	5,492,156
Nationstar Mortgage Holdings, Inc. (B)	5.500	08-15-28	11,236,000	10,397,490
Nationstar Mortgage Holdings, Inc. (B)	6.000	01-15-27	6,021,000	5,810,265
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	11,126,504
CNA Financial Corp.	2.050	08-15-30	10,248,000	8,232,540
CNO Financial Group, Inc.	5.250	05-30-29	30,469,000	29,194,905
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	18,110,000	14,749,181
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	23,890,710
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	10,511,000	8,433,847
SBL Holdings, Inc. (B)	5.000	02-18-31	22,901,000	18,267,904
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	27,751,000	22,437,590
Health care 1.7%				376,683,782
Biotechnology 0.4%
AbbVie, Inc.	3.200	11-21-29	70,119,000	63,668,359
Amgen, Inc.	5.250	03-02-30	8,204,000	8,245,897
Star Parent, Inc. (B)	9.000	10-01-30	10,793,000	11,209,167
Health care equipment and supplies 0.1%
Varex Imaging Corp. (B)	7.875	10-15-27	9,865,000	9,830,886
22	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.9%
AdaptHealth LLC (B)	5.125	03-01-30	11,714,000	$9,326,804
Cencora, Inc.	2.800	05-15-30	22,531,000	19,383,799
Centene Corp.	2.450	07-15-28	6,416,000	5,561,277
Centene Corp.	3.000	10-15-30	20,848,000	17,395,363
Centene Corp.	3.375	02-15-30	12,115,000	10,477,269
CVS Health Corp.	3.750	04-01-30	20,445,000	18,704,382
CVS Health Corp.	5.050	03-25-48	23,954,000	20,998,813
CVS Health Corp.	5.250	01-30-31	5,224,000	5,199,779
DaVita, Inc. (B)	3.750	02-15-31	15,488,000	12,124,629
DaVita, Inc. (B)	4.625	06-01-30	25,304,000	21,387,316
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	37,988,000	27,992,168
Universal Health Services, Inc.	1.650	09-01-26	22,040,000	19,802,471
Universal Health Services, Inc.	2.650	10-15-30	23,046,000	18,746,581
Life sciences tools and services 0.1%
IQVIA, Inc. (B)	6.250	02-01-29	13,280,000	13,479,373
Thermo Fisher Scientific, Inc.	4.977	08-10-30	13,482,000	13,461,291
Pharmaceuticals 0.2%
Royalty Pharma PLC	1.750	09-02-27	12,150,000	10,644,694
Viatris, Inc. (C)	2.700	06-22-30	29,735,000	24,150,465
Viatris, Inc.	4.000	06-22-50	22,979,000	14,892,999
Industrials 5.3%				1,167,964,004
Aerospace and defense 0.6%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,017,000	15,660,020
The Boeing Company	3.200	03-01-29	13,975,000	12,648,556
The Boeing Company	5.040	05-01-27	43,185,000	42,903,970
The Boeing Company	5.150	05-01-30	57,564,000	57,032,941
TransDigm, Inc.	5.500	11-15-27	13,817,000	13,297,883
Building products 0.3%
Builders FirstSource, Inc. (B)	4.250	02-01-32	19,875,000	17,049,039
Builders FirstSource, Inc. (B)	6.375	06-15-32	12,079,000	11,885,161
Owens Corning	3.875	06-01-30	3,327,000	3,014,929
Owens Corning	3.950	08-15-29	25,526,000	23,626,307
Commercial services and supplies 0.2%
Albion Financing 1 SARL (B)(C)	6.125	10-15-26	13,103,000	12,791,149
Allied Universal Holdco LLC (B)(C)	6.000	06-01-29	6,511,000	4,956,889
APX Group, Inc. (B)	5.750	07-15-29	17,139,000	15,303,927
Prime Security Services Borrower LLC (B)	3.375	08-31-27	3,713,000	3,359,129
Prime Security Services Borrower LLC (B)	6.250	01-15-28	13,157,000	12,634,232
Construction and engineering 0.1%
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	17,739,000	14,825,564
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (B)(C)	4.500	08-15-28	11,194,000	$10,087,524
Electrical equipment 0.2%
Emerald Debt Merger Sub LLC (B)	6.625	12-15-30	13,818,000	13,783,455
Regal Rexnord Corp. (B)	6.050	02-15-26	16,754,000	16,724,749
Regal Rexnord Corp. (B)	6.400	04-15-33	13,673,000	13,474,471
Ground transportation 0.1%
Uber Technologies, Inc. (B)	4.500	08-15-29	28,116,000	25,869,068
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	12,864,000	10,929,608
Ingersoll Rand, Inc.	5.400	08-14-28	4,949,000	4,959,977
Passenger airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	7,848,465	7,439,628
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	7,893,598	7,405,784
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	12,689,000	13,635,669
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	8,755,414	8,737,735
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	51,974,965	46,845,036
American Airlines 2016-1 Class A Pass Through Trust (C)	4.100	01-15-28	21,148,571	18,954,132
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	6,536,874	5,979,931
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	2,930,906	2,493,488
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	10,893,533	9,584,039
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	19,475,089	17,600,183
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	12,672,067	10,841,075
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	21,477,672	17,550,531
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	21,721,527	18,374,965
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	7,918,193	6,967,893
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	17,700,085	14,369,007
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	24,041,290	20,917,947
American Airlines, Inc. (B)(C)	7.250	02-15-28	16,094,000	15,895,150
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	6,335,329	5,675,798
24	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	8,272,056	$7,461,516
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	4,277,669	4,377,598
Delta Air Lines, Inc. (C)	4.375	04-19-28	22,691,000	21,643,243
Delta Air Lines, Inc. (B)	4.750	10-20-28	31,561,627	30,305,311
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	16,051,253	13,071,115
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	25,449,522	23,898,534
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	22,568,151	19,625,884
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	18,111,798	16,911,231
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	8,995,143	8,466,364
United Airlines 2019-1 Class A Pass Through Trust (C)	4.550	08-25-31	19,131,779	16,530,330
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	36,888,402	36,735,824
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	12,816,640	12,288,280
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	26,033,000	24,968,995
United Airlines, Inc. (B)	4.375	04-15-26	1,856,000	1,764,929
United Airlines, Inc. (B)	4.625	04-15-29	4,647,000	4,148,422
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	9,685,407	9,277,855
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	25,761,000	25,733,900
TriNet Group, Inc. (B)	3.500	03-01-29	7,774,000	6,763,380
Trading companies and distributors 1.3%
AerCap Ireland Capital DAC	1.750	01-30-26	25,521,000	23,339,756
AerCap Ireland Capital DAC	2.450	10-29-26	83,808,000	76,348,420
AerCap Ireland Capital DAC	3.000	10-29-28	42,652,000	37,591,563
Air Lease Corp.	2.100	09-01-28	14,336,000	12,179,111
Air Lease Corp.	2.875	01-15-26	12,330,000	11,602,636
Air Lease Corp.	3.625	12-01-27	16,742,000	15,503,248
Ashtead Capital, Inc. (B)	2.450	08-12-31	14,729,000	11,495,904
Ashtead Capital, Inc. (B)	4.250	11-01-29	7,666,000	6,941,390
Ashtead Capital, Inc. (B)	4.375	08-15-27	15,640,000	14,726,820
Ashtead Capital, Inc. (B)	5.550	05-30-33	9,115,000	8,660,827
Ashtead Capital, Inc. (B)	5.950	10-15-33	11,040,000	10,720,958
Beacon Roofing Supply, Inc. (B)	4.125	05-15-29	13,448,000	11,876,144
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	18,852,000	16,935,802
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	8,237,000	$7,034,113
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	12,948,062
Information technology 2.3%				499,139,483
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	34,267,000	27,833,113
Motorola Solutions, Inc.	2.750	05-24-31	28,486,000	23,446,998
IT services 0.2%
Gartner, Inc. (B)	4.500	07-01-28	27,864,000	26,097,815
VeriSign, Inc.	2.700	06-15-31	13,953,000	11,443,867
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (B)	3.419	04-15-33	35,997,000	30,251,053
Broadcom, Inc.	4.750	04-15-29	85,868,000	83,666,223
Foundry JV Holdco LLC (B)	5.875	01-25-34	22,311,000	22,104,643
Marvell Technology, Inc.	2.450	04-15-28	31,863,000	28,098,236
Micron Technology, Inc.	2.703	04-15-32	18,055,000	14,455,406
Micron Technology, Inc.	4.185	02-15-27	45,011,000	43,300,234
Micron Technology, Inc.	5.327	02-06-29	25,665,000	25,381,568
Micron Technology, Inc.	6.750	11-01-29	44,533,000	46,691,234
NXP BV	3.875	06-18-26	32,848,000	31,607,034
Qorvo, Inc. (B)	3.375	04-01-31	16,254,000	13,144,860
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	10,308,000	9,041,841
Consensus Cloud Solutions, Inc. (B)(C)	6.500	10-15-28	10,665,000	9,632,628
Oracle Corp.	2.950	04-01-30	28,741,000	25,185,019
Technology hardware, storage and peripherals 0.1%
CDW LLC	3.250	02-15-29	8,552,000	7,518,063
Dell International LLC	5.300	10-01-29	20,296,000	20,239,648
Materials 1.5%				341,346,649
Chemicals 0.3%
Braskem Idesa SAPI (B)	6.990	02-20-32	13,611,000	8,795,700
Braskem Netherlands Finance BV (B)	4.500	01-31-30	28,519,000	23,465,151
Braskem Netherlands Finance BV (B)	5.875	01-31-50	7,369,000	5,440,563
OCI NV (B)	6.700	03-16-33	13,932,000	13,600,450
Sasol Financing USA LLC	5.500	03-18-31	14,257,000	11,619,057
Construction materials 0.2%
Cemex SAB de CV (B)	3.875	07-11-31	20,594,000	17,448,547
Cemex SAB de CV (B)	5.200	09-17-30	17,916,000	16,773,181
Standard Industries, Inc. (B)	3.375	01-15-31	8,626,000	7,082,443
Standard Industries, Inc. (B)	4.375	07-15-30	10,985,000	9,628,708
Standard Industries, Inc. (B)	5.000	02-15-27	4,561,000	4,367,235
26	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Summit Materials LLC (B)	7.250	01-15-31	5,067,000	$5,067,000
Containers and packaging 0.3%
Graphic Packaging International LLC (B)	3.500	03-01-29	15,512,000	13,486,870
Mauser Packaging Solutions Holding Company (B)	7.875	08-15-26	10,356,000	10,287,461
Owens-Brockway Glass Container, Inc. (B)	6.625	05-13-27	9,013,000	8,920,166
Owens-Brockway Glass Container, Inc. (B)	7.250	05-15-31	7,132,000	7,078,581
Pactiv Evergreen Group Issuer, Inc. (B)	4.000	10-15-27	24,222,000	22,163,130
Metals and mining 0.7%
Anglo American Capital PLC (B)	4.750	04-10-27	14,781,000	14,374,616
Arsenal AIC Parent LLC (B)	8.000	10-01-30	8,998,000	9,180,741
First Quantum Minerals, Ltd. (B)	6.875	10-15-27	26,916,000	21,801,960
First Quantum Minerals, Ltd. (B)	8.625	06-01-31	10,156,000	8,213,665
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	23,677,872
Freeport-McMoRan, Inc.	5.400	11-14-34	19,031,000	18,048,892
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	27,095,845
Hudbay Minerals, Inc. (B)	4.500	04-01-26	4,708,000	4,472,546
Newmont Corp.	2.800	10-01-29	10,460,000	9,187,397
Novelis Corp. (B)	4.750	01-30-30	22,106,000	20,068,872
Real estate 1.1%				244,993,338
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	29,716,000	24,393,683
Cushman & Wakefield US Borrower LLC (B)	8.875	09-01-31	1,630,000	1,634,013
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	12,929,000	12,207,555
Specialized REITs 0.9%
American Tower Corp.	3.550	07-15-27	18,925,000	17,807,248
American Tower Corp.	3.800	08-15-29	38,566,000	35,406,123
American Tower Trust I (B)	5.490	03-15-28	29,682,000	29,714,941
Crown Castle, Inc.	3.800	02-15-28	13,032,000	12,130,430
GLP Capital LP	3.250	01-15-32	10,853,000	8,717,858
GLP Capital LP	4.000	01-15-30	10,777,000	9,458,545
GLP Capital LP	5.375	04-15-26	20,353,000	19,888,758
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	4,858,000	4,219,124
Iron Mountain, Inc. (B)	5.250	07-15-30	11,787,000	10,809,295
SBA Tower Trust (B)	6.599	01-15-28	8,442,000	8,583,609
VICI Properties LP (B)	3.875	02-15-29	13,041,000	11,613,011
VICI Properties LP (B)	4.125	08-15-30	12,630,000	11,005,403
VICI Properties LP (B)	4.625	12-01-29	24,513,000	22,184,190
VICI Properties LP	5.125	05-15-32	5,669,000	5,219,552
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.1%				$466,587,606
Electric utilities 1.6%
American Electric Power Company, Inc.	5.625	03-01-33	9,207,000	9,222,842
Atlantica Transmision Sur SA (B)(C)	6.875	04-30-43	12,266,780	12,052,112
Constellation Energy Generation LLC	6.125	01-15-34	7,766,000	7,970,875
Constellation Energy Generation LLC	6.500	10-01-53	13,243,000	13,846,317
Duke Energy Corp.	2.450	06-01-30	8,046,000	6,752,350
Duke Energy Corp.	5.750	09-15-33	26,958,000	27,328,719
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	17,388,000	18,494,068
Emera US Finance LP	3.550	06-15-26	22,002,000	21,060,487
FirstEnergy Corp.	2.650	03-01-30	15,065,000	12,743,331
FirstEnergy Corp. (C)	3.400	03-01-50	5,998,000	3,946,849
Georgia Power Company	4.950	05-17-33	13,396,000	12,964,783
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,230,000	8,433,982
NRG Energy, Inc. (B)	2.450	12-02-27	22,398,000	19,628,927
NRG Energy, Inc. (B)	3.375	02-15-29	5,134,000	4,393,944
NRG Energy, Inc. (B)	3.625	02-15-31	12,916,000	10,560,868
NRG Energy, Inc. (B)(C)	3.875	02-15-32	25,570,000	20,903,475
NRG Energy, Inc. (B)	4.450	06-15-29	16,431,000	14,920,701
NRG Energy, Inc. (B)	7.000	03-15-33	21,814,000	22,055,023
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	17,139,000	16,976,997
The Southern Company	5.700	03-15-34	13,479,000	13,733,779
Vistra Operations Company LLC (B)	3.700	01-30-27	43,768,000	40,695,146
Vistra Operations Company LLC (B)	4.300	07-15-29	38,331,000	34,765,486
Vistra Operations Company LLC (B)	6.950	10-15-33	15,617,000	15,943,411
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	16,012,075	13,331,653
LLPL Capital Pte, Ltd. (B)(C)	6.875	02-04-39	2,927,135	2,729,258
NextEra Energy Operating Partners LP (B)	3.875	10-15-26	16,950,000	15,656,290
NextEra Energy Operating Partners LP (B)	4.500	09-15-27	6,602,000	6,095,040
Multi-utilities 0.3%
Dominion Energy, Inc.	3.375	04-01-30	14,886,000	13,237,166
NiSource, Inc.	1.700	02-15-31	8,046,000	6,246,553
NiSource, Inc.	3.600	05-01-30	15,381,000	13,786,974
NiSource, Inc.	5.250	03-30-28	5,035,000	5,028,162

Sempra	5.500	08-01-33	21,267,000	21,082,038
Municipal bonds 0.1%				$23,687,406
(Cost $30,015,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,320,383

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,367,023
28	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 3.8%				$838,733,959
(Cost $1,192,098,371)
Commercial and residential 2.8%				619,632,064
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	6,699,029	6,041,363
Series 2021-2, Class A1 (B)(E)	0.985	04-25-66	6,999,203	5,698,313
Series 2021-4, Class A1 (B)(E)	1.035	01-20-65	19,552,170	15,369,476
Series 2021-5, Class A1 (B)(E)	0.951	07-25-66	19,910,834	16,398,310
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(E)	1.175	10-25-48	11,827,333	9,399,902
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(E)	3.843	11-05-32	11,565,000	3,843,822
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	15,043,252
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	9,874,464
BBCMS Trust
Series 2015-SRCH, Class D (B)(E)	5.122	08-10-35	15,436,000	10,886,657
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	19,271,801	17,460,603
Series 2019-B13, Class A2	2.889	08-15-57	19,932,000	17,661,954
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(E)	0.941	02-25-49	8,365,290	7,253,687
BX Trust
Series 2022-CLS, Class A (B)	5.760	10-13-27	19,433,000	19,066,602
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(E)	6.015	10-12-40	15,194,000	15,064,286
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(E)	0.924	08-25-66	13,620,210	10,626,110
Series 2021-3, Class A1 (B)(E)	0.956	09-27-66	19,320,401	14,959,981
Series 2021-HX1, Class A1 (B)(E)	1.110	10-25-66	15,151,154	12,309,411
COLT Trust
Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	28,132,432	22,965,455
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.022	10-15-45	496,664	11
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.572	05-10-51	221,909,106	3,525,248
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.540	08-10-30	18,413,000	14,165,279
Series 2017-PANW, Class A (B)	3.244	10-10-29	7,264,000	6,527,530
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	14,666,000	13,967,567
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	6,950,475	6,349,895
Series 2021-NQM2, Class A1 (B)(E)	1.179	02-25-66	11,778,861	9,830,648
Series 2021-NQM3, Class A1 (B)(E)	1.015	04-25-66	10,387,781	8,471,932
Series 2021-NQM5, Class A1 (B)(E)	0.938	05-25-66	7,488,685	5,770,969
Series 2021-NQM6, Class A1 (B)(E)	1.174	07-25-66	23,875,333	18,640,759
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	4,492,567	3,670,166
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (B)(E)	0.931	06-25-66	12,979,272	$10,065,782
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	25,861,483	19,959,815
GCAT Trust
Series 2021-NQM1, Class A1 (B)(E)	0.874	01-25-66	7,909,873	6,321,391
Series 2021-NQM2, Class A1 (B)(E)	1.036	05-25-66	9,337,202	7,465,552
Series 2021-NQM3, Class A1 (B)(E)	1.091	05-25-66	14,532,215	11,679,309
GS Mortgage Securities Trust
Series 2015-590M, Class C (B)(E)	3.932	10-10-35	6,950,000	6,079,479
Series 2017-485L, Class C (B)(E)	4.115	02-10-37	6,670,000	5,457,397
Series 2020-UPTN, Class A (B)	2.751	02-10-37	13,326,000	12,505,758
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	2,661,838	2,388,850
Series 2021-NQM1, Class A1 (B)(E)	1.017	07-25-61	6,356,752	5,333,676
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-47	16,456,671	171,321
Series 2007-4, Class ES IO	0.350	07-19-47	16,823,137	220,651
Series 2007-6, Class ES IO (B)	0.343	08-19-37	17,352,048	215,141
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(E)	1.071	06-25-56	8,589,590	6,957,738
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	12,965,400
MFA Trust
Series 2021-NQM1, Class A1 (B)(E)	1.153	04-25-65	6,092,496	5,372,853
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (B)(E)	3.917	11-15-32	9,223,000	5,529,828
Series 2018-ALXA, Class C (B)(E)	4.460	01-15-43	7,402,000	5,876,856
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	9,514,282	8,505,899
OBX Trust
Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	5,585,267	4,401,831
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	13,830,910	10,332,822
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	21,264,118	15,719,816
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	21,219,197	17,748,609
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	16,935,993
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(E)	2.447	12-25-66	22,322,305	18,607,237
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	11,781,563	10,725,388
Series 2019-1, Class A1 (B)(E)	3.750	03-25-58	9,699,671	9,071,012
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	10,247,769	9,457,161
Series 2020-4, Class A1 (B)	1.750	10-25-60	15,453,029	13,417,462
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (B)	1.218	05-25-65	3,695,686	3,383,195
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	15,114,580	12,294,269
30	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	9,115,084	$7,021,459
Series 2021-5, Class A1 (B)(E)	1.013	09-25-66	14,780,646	11,511,315
Series 2021-R1, Class A1 (B)(E)	0.820	10-25-63	5,684,694	5,088,147
U.S. Government Agency 1.0%				219,101,895
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (E)	4.361	07-25-32	733	682
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	71	72
Government National Mortgage Association
Series 2008-90, Class IO	2.012	12-16-50	2,011,850	245,165
Series 2012-114, Class IO	0.622	01-16-53	8,010,105	124,782
Series 2012-120, Class IO	0.641	02-16-53	3,935,628	61,982
Series 2013-63, Class IO	0.746	09-16-51	4,237,279	106,390
Series 2016-174, Class IO	0.891	11-16-56	26,079,789	1,035,626
Series 2017-109, Class IO	0.230	04-16-57	42,211,746	677,005
Series 2017-124, Class IO	0.628	01-16-59	33,943,157	1,079,491
Series 2017-135, Class IO	0.718	10-16-58	50,232,334	1,886,415
Series 2017-140, Class IO	0.486	02-16-59	22,605,757	692,163
Series 2017-159, Class IO	0.433	06-16-59	33,821,032	930,934
Series 2017-169, Class IO	0.579	01-16-60	83,404,858	2,559,662
Series 2017-20, Class IO	0.527	12-16-58	78,499,179	1,841,865
Series 2017-22, Class IO	0.755	12-16-57	10,278,442	363,339
Series 2017-41, Class IO	0.591	07-16-58	30,664,332	863,808
Series 2017-46, Class IO	0.645	11-16-57	48,228,474	1,677,401
Series 2017-61, Class IO	0.745	05-16-59	19,225,813	697,245
Series 2017-74, Class IO	0.439	09-16-58	42,590,511	856,035
Series 2017-89, Class IO	0.493	07-16-59	35,598,380	1,011,610
Series 2018-114, Class IO	0.728	04-16-60	28,566,700	1,077,182
Series 2018-158, Class IO	0.786	05-16-61	75,986,997	3,798,415
Series 2018-35, Class IO	0.531	03-16-60	70,962,541	2,487,940
Series 2018-43, Class IO	0.436	05-16-60	92,956,818	2,927,043
Series 2018-68, Class IO	0.427	01-16-60	11,920,116	365,440
Series 2018-69, Class IO	0.615	04-16-60	31,634,032	1,373,853
Series 2018-81, Class IO	0.483	01-16-60	20,150,207	770,338
Series 2018-9, Class IO	0.443	01-16-60	56,461,598	1,695,361
Series 2018-99, Class IO	0.472	06-16-60	49,726,771	1,690,820
Series 2019-131, Class IO	0.802	07-16-61	63,343,813	3,328,831
Series 2020-100, Class IO	0.784	05-16-62	75,075,523	4,249,327
Series 2020-108, Class IO	0.847	06-16-62	186,871,558	10,640,336
Series 2020-114, Class IO	0.800	09-16-62	179,794,971	10,388,697
Series 2020-118, Class IO	0.882	06-16-62	150,809,679	9,128,254
Series 2020-119, Class IO	0.603	08-16-62	75,548,289	3,548,503
Series 2020-120, Class IO	0.762	05-16-62	42,060,736	2,355,283
Series 2020-137, Class IO	0.795	09-16-62	253,886,711	13,937,111
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-150, Class IO	0.962	12-16-62	123,032,879	$8,188,958
Series 2020-170, Class IO	0.834	11-16-62	165,844,251	10,158,342
Series 2020-92, Class IO	0.878	02-16-62	30,954,139	1,907,660
Series 2021-110, Class IO	0.873	11-16-63	97,919,327	6,280,487
Series 2021-163, Class IO	0.801	03-16-64	118,855,318	6,906,267
Series 2021-183, Class IO	0.871	01-16-63	90,141,721	5,488,495
Series 2021-3, Class IO	0.868	09-16-62	212,109,782	12,966,313
Series 2021-40, Class IO	0.824	02-16-63	56,380,701	3,415,605
Series 2022-150, Class IO	0.822	06-16-64	22,249,342	1,389,652
Series 2022-17, Class IO	0.802	06-16-64	138,703,253	8,644,042
Series 2022-181, Class IO	0.716	07-16-64	68,779,208	4,577,201
Series 2022-21, Class IO	0.783	10-16-63	61,105,170	3,731,632
Series 2022-53, Class IO	0.711	06-16-64	228,723,690	11,518,136
Series 2022-57, Class IO	0.756	09-16-63	168,372,651	9,817,405
Series 2023-30, Class IO	1.146	11-16-64	97,552,803	7,251,480
Series 2023-36, Class IO	0.935	10-16-64	100,789,711	6,970,072
Series 2023-62, Class IO	0.937	02-16-65	122,934,591	8,608,446

Series 2023-91, Class IO	0.875	04-16-65	142,386,743	10,807,296
Asset backed securities 5.4%				$1,196,687,567
(Cost $1,333,682,543)
Asset backed securities 5.4%				1,196,687,567
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	8,231,177	7,823,248
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	29,159,000	25,654,114
Series 2023-2A, Class A2 (B)	6.500	11-16-48	16,000,000	15,722,725
AMSR Trust
Series 2020-SFR4, Class A (B)	1.355	11-17-37	4,270,000	3,913,644
Series 2021-SFR4, Class A (B)	2.117	12-17-38	5,614,000	5,020,547
Applebee’s Funding LLC
Series 2023-1A, Class A2 (B)	7.824	03-05-53	13,242,000	13,304,489
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	8,194,658	7,237,939
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	33,657,390	29,999,370
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	6,372,005	6,033,403
CARS-DB4 LP
Series 2020-1A, Class B1 (B)	4.170	02-15-50	21,876,000	20,764,677
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	32,673,044	29,908,159
Series 2021-1A, Class A1 (B)	1.530	03-15-61	31,424,971	27,702,511
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	33,188,666	29,043,438
32	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	25,151,188	$21,685,857
Series 2022-1A, Class A (B)	2.720	01-18-47	18,819,609	16,135,061
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	69,188	68,584
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	26,881,000	24,106,324
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	16,189,140	14,449,860
Series 2021-1A, Class C (B)	4.430	02-27-51	3,400,000	2,727,838
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	11,680,403	10,782,764
Series 2021-1A, Class A2I (B)	2.045	11-20-51	51,232,440	45,801,494
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	6,825,000	5,809,609
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	34,940,360	32,577,693
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,085,425	20,690,681
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	21,727,595	18,878,282
Series 2021-1A, Class A2 (B)	2.791	10-20-51	30,302,580	25,184,868
ExteNet LLC
Series 2019-1A, Class C (B)	5.219	07-25-49	7,100,000	6,875,496
FirstKey Homes Trust
Series 2020-SFR1, Class A (B)	1.339	08-17-37	24,422,696	22,556,384
Series 2020-SFR2, Class A (B)	1.266	10-19-37	13,924,281	12,739,081
Series 2021-SFR1, Class A (B)	1.538	08-17-38	18,465,261	16,431,525
Series 2021-SFR1, Class D (B)	2.189	08-17-38	23,526,000	20,659,392
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (B)	7.549	01-26-54	19,190,000	19,274,377
Ford Credit Auto Owner Trust
Series 2023-2, Class A (B)	5.280	02-15-36	28,128,000	28,103,821
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	12,866,911	11,936,362
Series 2021-1A, Class A2 (B)	2.773	04-20-29	22,025,295	20,706,734
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	23,807,000	21,884,625
Hilton Grand Vacations Trust
Series 2022-1D, Class B (B)	4.100	06-20-34	1,857,661	1,771,641
Home Partners of America Trust
Series 2021-2, Class A (B)	1.901	12-17-26	10,105,095	8,931,702
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	4,950,000	4,125,408
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	11,031,068	9,989,514
Series 2022-1A, Class A2I (B)	3.445	02-26-52	27,205,280	24,483,446
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	15,842,000	15,419,161
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (B)	2.600	08-15-68	8,510,562	$7,841,795
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	14,998,867	12,618,259
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	41,702,700	35,281,986
Series 2022-1A, Class A2 (B)	3.695	01-30-52	18,258,780	15,177,410
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	41,424,000	35,793,749
Series 2021-1, Class B1 (B)	2.410	10-20-61	12,548,000	10,631,117
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	3,217,933	2,924,467
Progress Residential Trust
Series 2021-SFR8, Class B (B)	1.681	10-17-38	13,890,000	12,189,192
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	1,616,166	1,597,225
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	26,639,000	24,447,100
SCF Equipment Leasing LLC
Series 2021-1A, Class E (B)	3.560	08-20-32	3,300,000	3,040,079
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	29,971,665	28,757,992
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D (B)	3.170	11-20-37	1,396,732	1,298,001
SMB Private Education Loan Trust
Series 2019-B, Class A2A (B)	2.840	06-15-37	15,206,467	14,263,759
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	14,720,613	13,077,940
Series 2021-A, Class APT2 (B)	1.070	01-15-53	10,345,081	8,890,711
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	26,796,847	24,638,576
Series 2021-1A, Class A2I (B)	2.190	08-20-51	22,538,843	18,560,692
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	7,767,064	6,547,557
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	44,509,215	39,082,295
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	16,992,113	14,241,027
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	36,839,116	31,936,504
Series 2021-1A, Class A (B)	1.860	03-20-46	21,990,507	18,637,229
Vantage Data Centers LLC
Series 2020-1A, Class A2 (B)	1.645	09-15-45	26,045,000	23,819,661
Series 2020-2A, Class A2 (B)	1.992	09-15-45	20,898,000	17,815,493
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	25,279,332	22,312,681
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	25,281,083	21,253,629
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	6,778,715	5,635,891
34	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,746,460	$17,459,702

	Shares	Value
Common stocks 0.1%		$13,676,559
(Cost $44,394,678)
Energy 0.0%		2,029,941
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (F)	75,183	2,029,941
Utilities 0.1%		11,646,618
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	537,950	11,646,618
Preferred securities 0.0%		$9,737,460
(Cost $14,443,341)
Communication services 0.0%		7,346,058
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	7,346,058
Financials 0.0%		2,391,402
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,391,402

	Par value^	Value
Escrow certificates 0.0%		$38,202
(Cost $0)
LSC Communications, Inc. (B)(F)(G)	19,591,000	38,202

	Yield (%)	Shares	Value
Short-term investments 0.2%			$55,899,596
(Cost $55,879,392)
Short-term funds 0.2%			55,899,596
John Hancock Collateral Trust (H)	5.4088(I)	5,589,904	55,899,596

Total investments (Cost $23,943,976,756) 99.3%	$22,038,059,066
Other assets and liabilities, net 0.7%	148,553,848
Total net assets 100.0%	$22,186,612,914

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	35

ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,291,455,983 or 19.3% of the fund’s net assets as of 11-30-23.
(C)	All or a portion of this security is on loan as of 11-30-23.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $55,411,262.
(I)	The rate shown is the annualized seven-day yield as of 11-30-23.
36	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	325	Long	Mar 2024	$39,650,705	$39,975,000	$324,295
						$324,295
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $24,011,351,334. Net unrealized depreciation aggregated to $1,972,967,973, of which $107,048,644 related to gross unrealized appreciation and $2,080,016,617 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	37

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $23,888,097,364) including $54,238,696 of securities loaned	$21,982,159,470
Affiliated investments, at value (Cost $55,879,392)	55,899,596
Total investments, at value (Cost $23,943,976,756)	22,038,059,066
Collateral held at broker for futures contracts	3,220,000
Dividends and interest receivable	161,735,155
Receivable for fund shares sold	71,871,335
Receivable for investments sold	23,728,870
Receivable for securities lending income	50,534
Other assets	2,210,556
Total assets	22,300,875,516
Liabilities
Payable for futures variation margin	416,443
Due to custodian	1,495,434
Distributions payable	1,427,527
Payable for investments purchased	5,066,999
Payable for fund shares repurchased	46,850,585
Payable upon return of securities loaned	55,398,438
Payable to affiliates
Accounting and legal services fees	955,018
Transfer agent fees	784,123
Distribution and service fees	93,749
Trustees’ fees	30,588
Other liabilities and accrued expenses	1,743,698
Total liabilities	114,262,602
Net assets	$22,186,612,914
Net assets consist of
Paid-in capital	$26,727,422,213
Total distributable earnings (loss)	(4,540,809,299)
Net assets	$22,186,612,914

38	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,814,233,948 ÷ 138,361,925 shares)[1]	$13.11
Class C ($96,689,576 ÷ 7,373,919 shares)[1]	$13.11
Class I ($5,840,872,480 ÷ 445,404,221 shares)	$13.11
Class R2 ($60,155,590 ÷ 4,582,201 shares)	$13.13
Class R4 ($46,143,791 ÷ 3,514,071 shares)	$13.13
Class R6 ($10,934,041,313 ÷ 832,327,788 shares)	$13.14
Class NAV ($3,394,476,216 ÷ 258,503,981 shares)	$13.13
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$13.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	39

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$487,559,817
Dividends from affiliated investments	13,914,868
Dividends	1,510,219
Securities lending	259,579
Less foreign taxes withheld	(122,130)
Total investment income	503,122,353
Expenses
Investment management fees	34,005,327
Distribution and service fees	3,352,571
Accounting and legal services fees	2,475,833
Transfer agent fees	4,722,568
Trustees’ fees	248,867
Custodian fees	1,193,174
State registration fees	270,007
Printing and postage	591,746
Professional fees	355,786
Other	400,161
Total expenses	47,616,040
Less expense reductions	(917,821)
Net expenses	46,698,219
Net investment income	456,424,134
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(533,090,789)
Affiliated investments	155,813
Futures contracts	(14,500,792)
(547,435,768)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	7,237,846
Affiliated investments	7,504
Futures contracts	(684,762)
6,560,588
Net realized and unrealized loss	(540,875,180)
Decrease in net assets from operations	$(84,451,046)
40	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$456,424,134	$767,296,550
Net realized loss	(547,435,768)	(1,172,649,242)
Change in net unrealized appreciation (depreciation)	6,560,588	(148,493,507)
Decrease in net assets resulting from operations	(84,451,046)	(553,846,199)
Distributions to shareholders
From earnings
Class A	(35,499,736)	(63,757,412)
Class C	(1,752,336)	(3,905,382)
Class I	(125,855,746)	(201,997,085)
Class R2	(1,200,456)	(2,028,089)
Class R4	(895,456)	(2,273,252)
Class R6	(239,175,332)	(408,347,290)
Class NAV	(77,322,242)	(141,883,232)
Total distributions	(481,701,304)	(824,191,742)
From fund share transactions	1,071,917,113	1,187,915,822
Total increase (decrease)	505,764,763	(190,122,119)
Net assets
Beginning of period	21,680,848,151	21,870,970,270
End of period	$22,186,612,914	$21,680,848,151
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	41

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$13.46	$14.34	$16.32	$16.37	$15.83	$15.41
Net investment income[2]	0.25	0.46	0.41	0.44	0.45	0.49
Net realized and unrealized gain (loss) on investments	(0.33)	(0.85)	(1.82)	0.19	0.68	0.46
Total from investment operations	(0.08)	(0.39)	(1.41)	0.63	1.13	0.95
Less distributions
From net investment income	(0.27)	(0.49)	(0.48)	(0.50)	(0.49)	(0.53)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.27)	(0.49)	(0.57)	(0.68)	(0.59)	(0.53)
Net asset value, end of period	$13.11	$13.46	$14.34	$16.32	$16.37	$15.83
Total return (%)[3,4]	(0.59)[5]	(2.66)	(8.89)	3.83	7.22	6.33
Ratios and supplemental data
Net assets, end of period (in millions)	$1,814	$1,756	$1,903	$2,139	$2,100	$1,688
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[6]	0.78	0.76	0.78	0.79	0.78
Expenses including reductions	0.77[6]	0.77	0.76	0.77	0.78	0.78
Net investment income	3.85[6]	3.35	2.56	2.65	2.82	3.21
Portfolio turnover (%)	77	108	110	98	125	106

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
42	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$13.46	$14.34	$16.32	$16.37	$15.84	$15.41
Net investment income[2]	0.21	0.36	0.29	0.32	0.34	0.39
Net realized and unrealized gain (loss) on investments	(0.34)	(0.84)	(1.81)	0.19	0.66	0.46
Total from investment operations	(0.13)	(0.48)	(1.52)	0.51	1.00	0.85
Less distributions
From net investment income	(0.22)	(0.40)	(0.37)	(0.38)	(0.37)	(0.42)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.22)	(0.40)	(0.46)	(0.56)	(0.47)	(0.42)
Net asset value, end of period	$13.11	$13.46	$14.34	$16.32	$16.37	$15.84
Total return (%)[3,4]	(0.94)[5]	(3.34)	(9.53)	3.10	6.41	5.66
Ratios and supplemental data
Net assets, end of period (in millions)	$97	$115	$164	$239	$278	$252
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48[6]	1.48	1.46	1.48	1.49	1.48
Expenses including reductions	1.47[6]	1.47	1.46	1.47	1.48	1.48
Net investment income	3.13[6]	2.63	1.85	1.94	2.11	2.51
Portfolio turnover (%)	77	108	110	98	125	106

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	43

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$13.46	$14.35	$16.33	$16.37	$15.84	$15.41
Net investment income[2]	0.27	0.50	0.45	0.49	0.50	0.53
Net realized and unrealized gain (loss) on investments	(0.33)	(0.86)	(1.81)	0.20	0.67	0.47
Total from investment operations	(0.06)	(0.36)	(1.36)	0.69	1.17	1.00
Less distributions
From net investment income	(0.29)	(0.53)	(0.53)	(0.55)	(0.54)	(0.57)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.29)	(0.53)	(0.62)	(0.73)	(0.64)	(0.57)
Net asset value, end of period	$13.11	$13.46	$14.35	$16.33	$16.37	$15.84
Total return (%)[3]	(0.45)[4]	(2.44)	(8.61)	4.20	7.47	6.70
Ratios and supplemental data
Net assets, end of period (in millions)	$5,841	$5,678	$5,375	$6,244	$4,693	$2,928
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48[5]	0.48	0.46	0.48	0.49	0.50
Expenses including reductions	0.47[5]	0.47	0.46	0.47	0.48	0.49
Net investment income	4.14[5]	3.65	2.86	2.95	3.11	3.48
Portfolio turnover (%)	77	108	110	98	125	106

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$13.47	$14.36	$16.34	$16.39	$15.85	$15.42
Net investment income[2]	0.25	0.45	0.39	0.43	0.44	0.48
Net realized and unrealized gain (loss) on investments	(0.33)	(0.86)	(1.81)	0.18	0.67	0.47
Total from investment operations	(0.08)	(0.41)	(1.42)	0.61	1.11	0.95
Less distributions
From net investment income	(0.26)	(0.48)	(0.47)	(0.48)	(0.47)	(0.52)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.26)	(0.48)	(0.56)	(0.66)	(0.57)	(0.52)
Net asset value, end of period	$13.13	$13.47	$14.36	$16.34	$16.39	$15.85
Total return (%)[3]	(0.56)[4]	(2.81)	(8.96)	3.73	7.12	6.29
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$61	$65	$111	$105	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.86	0.87	0.87	0.88
Expenses including reductions	0.85[5]	0.85	0.85	0.86	0.87	0.88
Net investment income	3.76[5]	3.27	2.44	2.56	2.73	3.11
Portfolio turnover (%)	77	108	110	98	125	106

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	45

CLASS R4 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$13.47	$14.37	$16.35	$16.39	$15.86	$15.43
Net investment income[2]	0.26	0.47	0.44	0.47	0.48	0.52
Net realized and unrealized gain (loss) on investments	(0.32)	(0.85)	(1.82)	0.19	0.66	0.47
Total from investment operations	(0.06)	(0.38)	(1.38)	0.66	1.14	0.99
Less distributions
From net investment income	(0.28)	(0.52)	(0.51)	(0.52)	(0.51)	(0.56)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.28)	(0.52)	(0.60)	(0.70)	(0.61)	(0.56)
Net asset value, end of period	$13.13	$13.47	$14.37	$16.35	$16.39	$15.86
Total return (%)[3]	(0.43)[4]	(2.64)	(8.72)	4.05	7.32	6.55
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$40	$81	$62	$55	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.72	0.71	0.72	0.72	0.74
Expenses including reductions	0.61[5]	0.61	0.60	0.61	0.62	0.63
Net investment income	4.03[5]	3.45	2.76	2.81	2.99	3.36
Portfolio turnover (%)	77	108	110	98	125	106

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$13.48	$14.37	$16.35	$16.40	$15.86	$15.43
Net investment income[2]	0.28	0.51	0.47	0.51	0.52	0.55
Net realized and unrealized gain (loss) on investments	(0.33)	(0.85)	(1.81)	0.19	0.67	0.47
Total from investment operations	(0.05)	(0.34)	(1.34)	0.70	1.19	1.02
Less distributions
From net investment income	(0.29)	(0.55)	(0.55)	(0.57)	(0.55)	(0.59)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.29)	(0.55)	(0.64)	(0.75)	(0.65)	(0.59)
Net asset value, end of period	$13.14	$13.48	$14.37	$16.35	$16.40	$15.86
Total return (%)[3]	(0.31)[4]	(2.32)	(8.50)	4.25	7.65	6.81
Ratios and supplemental data
Net assets, end of period (in millions)	$10,934	$10,573	$10,523	$10,341	$7,305	$6,560
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37[5]	0.37	0.36	0.37	0.37	0.39
Expenses including reductions	0.36[5]	0.36	0.35	0.36	0.37	0.38
Net investment income	4.26[5]	3.76	2.97	3.05	3.22	3.61
Portfolio turnover (%)	77	108	110	98	125	106

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	47

CLASS NAV SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$13.47	$14.37	$16.35	$16.39	$15.86	$15.43
Net investment income[2]	0.28	0.51	0.47	0.51	0.52	0.56
Net realized and unrealized gain (loss) on investments	(0.33)	(0.86)	(1.81)	0.20	0.67	0.47
Total from investment operations	(0.05)	(0.35)	(1.34)	0.71	1.19	1.03
Less distributions
From net investment income	(0.29)	(0.55)	(0.55)	(0.57)	(0.56)	(0.60)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.29)	(0.55)	(0.64)	(0.75)	(0.66)	(0.60)
Net asset value, end of period	$13.13	$13.47	$14.37	$16.35	$16.39	$15.86
Total return (%)[3]	(0.31)[4]	(2.38)	(8.49)	4.32	7.60	6.83
Ratios and supplemental data
Net assets, end of period (in millions)	$3,394	$3,458	$3,759	$4,458	$3,739	$4,461
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36[5]	0.36	0.35	0.36	0.36	0.37
Expenses including reductions	0.35[5]	0.35	0.34	0.35	0.35	0.37
Net investment income	4.26[5]	3.77	2.98	3.07	3.23	3.63
Portfolio turnover (%)	77	108	110	98	125	106

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	49

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$11,695,655,296	—	$11,695,655,296	—
Corporate bonds	8,203,943,021	—	8,203,943,021	—
Municipal bonds	23,687,406	—	23,687,406	—
Collateralized mortgage obligations	838,733,959	—	838,733,959	—
Asset backed securities	1,196,687,567	—	1,196,687,567	—
Common stocks	13,676,559	$11,646,618	2,029,941	—
Preferred securities	9,737,460	9,737,460	—	—
Escrow certificates	38,202	—	—	$38,202
Short-term investments	55,899,596	55,899,596	—	—
Total investments in securities	$22,038,059,066	$77,283,674	$21,960,737,190	$38,202
Derivatives:
Assets
Futures	$324,295	$324,295	—	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before
50	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	51

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2023, the fund loaned securities valued at $54,238,696 and received $55,398,438 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $46,911.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $1,245,073,727 and a long-term capital loss carryforward of $743,979,165 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
52	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	53

During the six months ended November 30, 2023, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging $40.0 million to $343.4 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$324,295	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(14,500,792)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(684,762)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of
54	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

the fund’s aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$71,573
Class C	4,314
Class I	236,609
Class R2	2,479
Class	Expense reduction
Class R4	$1,722
Class R6	438,068
Class NAV	141,989
Total	$896,754

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $21,067 for Class R4 shares for the six months ended November 30, 2023.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	55

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $676,778 for the six months ended November 30, 2023. Of this amount, $95,080 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $581,698 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $15,284 and $6,193 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,610,326	$1,030,083
Class C	520,284	61,573
Class I	—	3,406,839
Class R2	148,938	1,247
Class R4	73,023	883
Class R6	—	221,943
Total	$3,352,571	$4,722,568
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
56	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	20,579,097	$267,004,309	27,049,872	$367,649,995
Distributions reinvested	2,642,719	34,541,412	4,564,919	61,903,870
Repurchased	(15,367,013)	(200,559,156)	(33,783,518)	(458,642,772)
Net increase (decrease)	7,854,803	$100,986,565	(2,168,727)	$(29,088,907)
Class C shares
Sold	540,745	$7,066,188	1,062,035	$14,445,958
Distributions reinvested	127,646	1,669,764	271,873	3,688,477
Repurchased	(1,824,232)	(23,857,974)	(4,267,223)	(57,882,550)
Net decrease	(1,155,841)	$(15,122,022)	(2,933,315)	$(39,748,115)
Class I shares
Sold	105,462,290	$1,380,138,936	215,004,422	$2,927,581,229
Distributions reinvested	9,129,907	119,345,675	14,161,580	192,054,975
Repurchased	(91,140,123)	(1,187,286,454)	(181,899,662)	(2,471,750,349)
Net increase	23,452,074	$312,198,157	47,266,340	$647,885,855
Class R2 shares
Sold	544,883	$7,144,670	1,408,307	$19,048,521
Distributions reinvested	62,801	822,075	106,713	1,449,262
Repurchased	(589,835)	(7,715,445)	(1,478,642)	(20,205,654)
Net increase	17,849	$251,300	36,378	$292,129
Class R4 shares
Sold	738,288	$9,615,102	731,837	$9,961,223
Distributions reinvested	68,465	895,328	159,703	2,169,935
Repurchased	(265,782)	(3,458,576)	(3,551,096)	(47,552,251)
Net increase (decrease)	540,971	$7,051,854	(2,659,556)	$(35,421,093)
Class R6 shares
Sold	106,428,208	$1,398,008,056	190,337,568	$2,595,020,354
Distributions reinvested	18,211,057	238,449,916	29,929,928	406,597,361
Repurchased	(76,620,215)	(1,000,568,915)	(168,175,944)	(2,289,073,857)
Net increase	48,019,050	$635,889,057	52,091,552	$712,543,858
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	57

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	9,768,639	$130,846,452	10,851,713	$149,877,212
Distributions reinvested	5,905,673	77,322,242	10,448,575	141,883,232
Repurchased	(13,764,603)	(177,506,492)	(26,395,605)	(360,308,349)
Net increase (decrease)	1,909,709	$30,662,202	(5,095,317)	$(68,547,905)
Total net increase	80,638,615	$1,071,917,113	86,537,355	$1,187,915,822
Affiliates of the fund owned 100% of shares of Class NAV on November 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $4,990,097,806 and $4,463,216,464, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $13,256,088,871 and $12,194,805,590, respectively, for the six months ended November 30, 2023.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2023, funds within the John Hancock group of funds complex held 15.3% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,589,904	$541,208,050	$3,338,541,190	$(3,824,012,961)	$155,813	$7,504	$14,174,447	—	$55,899,596

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the
58	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	59

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
60	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	61

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the three-, five- and ten-year periods ended December 31, 2022, and underperformed for the one-year period. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of
62	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	63

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
64	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	65

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
66	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267906	21SA 11/23
1/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 12, 2024